ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Subsidiaries, VIEs and VIEs subsidiaries
VIE and subsidiaries, percentage of net revenue	82.60%
Service fees payable	$ 536,956	$ 532,323	$ 752,200
Majority shareholder
Subsidiaries, VIEs and VIEs subsidiaries
Deed of undertaking (in percent)	50.00%